Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

22. Segment Information

The Company's Chief Executive Officer, who has been identified as the chief operating decision maker ("CODM"), reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment.

Substantially all of the Company’s revenues for the years ended December 31, 2021, 2022 and 2023 were generated from the PRC. As of December 31, 2022 and 2023, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments are presented.